OPPENHEIMER MAIN STREET CALIFORNIA TAX-EXEMPT FUND
Supplement Dated October 10, 1996
to the Prospectus dated November 1,  1995

The Prospectus is amended as follows:

      Effective October 10, 1996, the name of the Fund has been changed to "Oppenheimer Main Street California Municipal Fund" and all references to the name of the Fund on the front cover page and throughout the Prospectus are changed to reflect the new name.


October 10, 1996                                           PS0725.005

                OPPENHEIMER MAIN STREET CALIFORNIA TAX-EXEMPT FUND
                     Supplement dated October 10, 1996 to the
            Statement of Additional Information dated November 1, 1995

The Statement of Additional Information is amended as follows:

      Effective October 10, 1996, the name of the Fund has been changed to "Oppenheimer Main Street California Municipal Fund and all references to the name of the Fund on the front cover page and throughout the Statement of Additional Information are changed to reflect the new name.


October 10, 1996                                           PX0725.003